SHAREHOLDERS' EQUITY (Tables)	6 Months Ended
Jun. 30, 2015
SHAREHOLDERS' EQUITY [Abstract]
Summary of Stock Option Activity
	Number of options (in thousands)	Weighted-average exercise price	Weighted-average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at December 31, 2014	766,125	5.38	3.55	$5,221
Granted *)	157,750	11.11
Exercised	(117,865)	3.40
Expired & Forfeited	(4,500)	12.14

Outstanding at June 30, 2015	801,510	6.76	3.44	$3,243

Vested and expected to vest at June 30, 3015	801,510	6.76	3.44	$3,243

Exercisable at June 30, 2015	605,698	6.17	3.11	$2,794

*)	Excluding 35,500 RSUs granted as described in Note 6c.

Schedule of Stock Options Under the Plans by Exercise Price
	Options outstanding at June 30, 2015			Options exercisable at June 30, 2015
Exercise price	Number outstanding	Weighted average exercise price	Weighted average remaining contractual life	Number exercisable	Weighted average exercise price	Weighted average remaining contractual life
$		$	In years		$	In years

0.7 - 1.95	7,950	1.23	0.94	7,950	1.23	0.94
2.56 - 4.86	304,435	3.46	3.37	264,435	3.51	3.23
5.0 - 8.60	230,725	6.13	3.68	191,225	6.01	3.55
10.80 - 13.16	258,400	11.38	3.40	142,088	11.60	2.42

	801,510			605,698

Summary of Compensation Cost related to Equity-based Awards
	Six months ended June 30,
	2015 *)	2014

	Unaudited

Cost of revenue	$22	$8
Research and development, net	324	102
Selling and marketing, net	224	104
General and administrative	216	77

	$786	$291

*)	Including $140 compensation cost related to RSUs for the six months period ended June 30, 2015.

Schedule of Outstanding Warrants and Rights
Issuance date	Outstanding and exercisable	Exercise price	Exercisable through
April 24, 2013	310,985	3.49	April 23, 2016